Short-term Borrowings and Current Portion of Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Borrowings and Current Portion of Long-term Borrowings
Schedule of short-term borrowings and current portion of long-term borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Bank loans	146,000	8,441
Other borrowings	29,500	24,500
Current portion of long-term borrowings (Note 13)	15,789	—
	191,289	32,941